UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23856

Emery Partners Income Credit Strategies Fund

(Exact name of registrant as specified in charter)

53 State Street, 23rd Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Richard Blair

Emery Partners LLC

c/o Emery Partners Income Credit Strategies Fund

53 State Street, 23rd Floor

Boston, MA 02109

(Name and address of agent for service)

With Copies To:

John F. Ramirez

Practus, LLP

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: (617) 762-0090

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Emery Partners Income Credit Strategies Fund

Semi-Annual Report
December 31, 2025
(Unaudited)

Emery Partners Income Credit Strategies Fund

Emery Partners Income Credit Strategies Fund

Letter to Shareholders
December 31, 2025 (Unaudited)

Dear Shareholder,

Emery Partners LLC is pleased to provide the semi-annual financial statements for the Emery Partners Income Credit Strategies Fund (the “Fund” or “EPICX”) for the six-months ended December 31, 2025.

Over the period between July 1, 2025 and December 31, 2025, EPICX returned +6.91% net of fees, which outpaced the Fund’s benchmark, Bloomberg US Aggregate Index, which returned +3.15% over the same period. Since inception of the strategy, EPICX has delivered a net annualized total return net of fees of 7.00% relative to the Bloomberg US Aggregate Index return of -0.36% over the same period.1 At the end of the period, the Fund maintained diversified allocations to niche market segments spanning asset-backed and specialty finance strategies, which include, for example, payables/receivables financing, trade finance, credit facilities, and bridge lending in particular. During the second half of the year, the Fund experienced notable mark-to-market unrealized gains related to two positions, lending to our focus on a portfolio of attractive, stable cash flows with embedded asymmetrical upside.

We are pleased with the Fund’s performance during the current period of volatile interest rates, historically tight credit spreads, and ongoing geopolitical tensions. With persistent lofty equities valuations and narrow credit spreads, the current environment underscores the ongoing importance of active selection to capitalize on the performance dispersion both within and across asset classes, a theme that was highlighted by several high-profile bankruptcies and credit events during the second half of the year. We believe our primary focus on short duration, high-quality, self-liquidating credit strategies will result in long-term positive uncorrelated returns over a full market cycle. As banks and traditional lenders remain retrenched from capital markets, we continue to see compelling opportunities both in terms of credit quality and higher expected returns in sectors that traditional lenders are not able or willing to access. We believe deals in our target markets offer attractive spreads and strong structures (covenants, interest rate floors, overcollateralization, etc.). We continue to believe our pipeline remains highly attractive, and we look forward to funding new opportunities through portfolio rotation and new shareholder subscriptions over time.

We are thankful for your continued support and confidence in our investment program.

Sincerely,

Richard Blair, Portfolio Manager/President

John Bosco, Treasurer/CFO

[1]

Performance is representative of EPICX, as a registered investment company under the Investment Company Act of 1940 since March 14, 2023, as well as its prior performance as a privately offered limited partnership (the “LP”). For periods where the performance of the LP is shown, the management fee and estimated fund expenses have been retroactively applied. Between January 2021 and March 2023, performance is quoted for the SKK Access Income Fund, LP, the predecessor private fund that converted into Emery Partners Income Credit Strategies Fund (EPICX). The Fund’s investment program is managed in substantially the same manner as the predecessor fund. Investor level performance may vary from what is shown as a result of the period in which an investor entered the Fund, the management fee paid by an investor, or both.

Distributed by Foreside Fund Services, LLC

Emery Partners Income Credit Strategies Fund

Fund Performance

For the Six Months ended December 31, 2025 (Unaudited)

The Fund’s investment objective is to seek to provide current income and, secondarily, long-term capital appreciation.

The Fund’s performance net of fees* for the six months, one year and since inception periods ended December 31, 2025, compared to its benchmark:

	Six Months	One Year	Since Inception
Emery Partners Income Credit Strategies Fund	6.91%	9.13%	22.47%
Bloomberg US Aggregate Bond Index**	3.15%	7.30%	12.11%

*

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

**

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index cannot be invested in directly and does not reflect fees and expenses.

Emery Partners Income Credit Strategies Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount ($)	Security Description	Fair Value
	PRIVATE FINANCING — 20.6%
	SPECIALTY FINANCE — 20.6%
1,941,262	BISEF Loan Participation - NexGen, Revolver, 11.94%, SOFR+8.25%, 1/23/29 (a)(b)(c)(d)(g)	$1,941,262
1,707,750	Brevet IDF Offshore – NAV Loan, Term Loan, 15.00%, 10/31/26 (c)(d)(g)	1,725,000
3,000,000	KCS1 Loan Participation - Batchfire, Term Loan, 15.00%, 10/14/26 (b)(c)(d)(g)	3,000,000
1,980,000	KCS1 Loan Participation - PPD, Term Loan, 16.00%, 4/24/29 (b)(c)(d)(g)	2,000,000
11,205,184 AUD	Oceana Australian Fixed Income Trust, Class B Notes, 12.25%, 9/27/28 (c)(d)(g)	7,468,629
	TOTAL PRIVATE FINANCING — (Cost $16,143,289)	16,134,891
Units
	PRIVATE FUNDS — 81.4%
	SPECIALTY FINANCE — 62.3%
5,109,339	BasePoint Income Solutions Evergreen Fund, L.P. (c)(g)	5,588,086
1,894,972	Brevet Direct Lending - Short Duration Fund, L.P. (c)(e)(g)	1,949,118
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (c)(e)(g)	2,658,500
2,618,389	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (c)(e)(g)	2,325,805
396,446	Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II) (c)(e)(g)	483,980
262,909	Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II) (c)(e)(g)	334,184
2,500,000	Evolution Credit Partners Trade Finance, L.P. (c)(e)(g)	2,423,232
2,100,983	Orthogon Partners III, L.P. (c)(e)(g)	1,215,947
1,504,600	Siguler Guff Brazil Special Situations Fund III, LP (c)(e)(g)	1,931,896
11,099,607	SP Credit Fund, LP - Series C-AIF (c)(e)(g)	12,745,006
4,000,000	Sundance Debt Partners, LP (c)(g)	4,000,000
8,176,762	Treville Credit Fund, LP (c)(e)(g)	7,478,704
3,265,156	VICOF II Feeder, L.P. (c)(e)(g)	4,168,327
1,353,795	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (c)(g)	1,414,950
132,118	YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5 (c)(e)(g)	106,042
		48,823,777
	SPECIAL PURPOSE VEHICLES — 19.1%
11,581,210	Piratella HM-RPA, LLC (c)(e)(g)	14,975,797
		14,975,797

	TOTAL PRIVATE FUNDS — (Cost $58,057,307)	63,799,574

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

Shares	Security Description	Fair Value
	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS — 4.3%
3,373,292	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.63% (f)(g)	$3,373,292
	TOTAL SHORT-TERM INVESTMENTS — (Cost $3,373,292)	3,373,292

	TOTAL INVESTMENTS — 106.3% — (Cost $77,573,888)	83,307,757
	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%	(4,944,833)
	NET ASSETS — 100.0%	$78,362,924

SOFR - Secured Overnight Financing Rate

AUD - Australian Dollar

(a)	Floating rate security. Rate shown is the rate effective as of period end.
(b)	All or a portion of the security was made through a participation.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $79,934,465 or 102% of net assets.

(d)	Value was determined using significant unobservable inputs.
(e)	Non-income producing security.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(g)

As of December 31, 2025, all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $83,307,757 as of December 31, 2025.

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
BasePoint Income Solutions Evergreen Fund, L.P.	3/14/2023	$5,109,339
Brevet Direct Lending - Short Duration Fund, L.P.	3/14/2023	1,894,972
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	3/14/2023	2,061,021
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	3/14/2023	2,618,389
Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II)	9/27/2024	396,446
Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II)	9/27/2024	262,909
Evolution Credit Partners Trade Finance, L.P.	1/1/2024	2,500,000
Orthogon Partners III, L.P.	5/1/2023	2,100,983
Siguler Guff Brazil Special Situations Fund III, LP	11/8/2024	1,504,600
SP Credit Fund, LP - Series C-AIF	2/14/2024	11,099,607
Sundance Debt Partners, LLC	3/14/2023	4,000,000
Treville Credit Fund, LP	10/25/2024	8,176,762
VICOF II Feeder, L.P.	6/18/2024	3,265,156
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	3/14/2023	1,353,795
YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5	6/1/2024	132,118
Piratella HM-RPA, LLC	11/20/2024	11,581,210
		$58,057,307

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Schedule of Open Futures Contracts

December 31, 2025 (Unaudited)

	Number of Contracts	Expiration Date	Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - March 2026 (a)	(118)	3/18/2026	$(7,817,028)	$(57,112)
Brazilian Dollar Futures - February 2026 (a)	(110)	2/18/2026	(1,967,425)	(21,375)
TOTAL SALES CONTRACTS			$(9,784,453)	$(78,487)

TOTAL FUTURES CONTRACTS			$(9,784,453)	$(78,487)

(a)

Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts.

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Assets
Investments, at fair value (cost $77,573,888)	$83,307,757
Cash and cash equivalents	164,131
Cash held by broker for futures contracts	486,554
Receivables:
Receivables for investments sold	7,072,919
Interest receivable	68,434
Fund shares sold	24,681
Dividends receivable	147,194
Prepaid and other assets	4,114
Total Assets	91,275,784

Liabilities
Unrealized depreciation on open futures contracts	78,487
Payables:
Secured revolving credit facility	7,986,880
Fund shares redeemed	4,150,665
Investments purchased	475,000
Accounting and administration fees	50,592
Legal fees	50,000
Investment Advisory fees	49,887
Interest on secured revolving credit facility	27,951
Audit fees	10,750
Transfer agency fees	6,000
Trustees’ fees and expenses	6,000
Custody fees	2,648
Other accrued expenses	18,000
Total Liabilities	12,912,860

Net Assets	$78,362,924

Commitments and Contingencies (See Note 4)
Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$78,903,272
Total distributable earnings (deficit)	(540,348)
Net Assets	$78,362,924

Number of Shares Outstanding (unlimited number of shares authorized)	7,910,572

Net asset value per Share	$9.91

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Income
Dividends	$870,475
Interest	694,384
Total Income	1,564,859

Expenses
Investment Advisory fees	322,328
Legal Expense	145,110
Excise tax expense	133,206
Interest expense	113,820
Fund accounting and administration fees	60,627
Miscellaneous Fees	53,932
Chief Compliance Officer fees	16,174
Transfer agency fees and expenses	14,176
Trustees’ fees and expenses	13,000
Audit Fees	11,250
Custody fees	5,248
Total Expenses	888,871

Investment Advisory fees waived	(82,441)

Net Expenses	806,430
Net Investment Income	758,429

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	168,831
Futures contracts	(202,731)
Net realized gain (loss)	(33,900)
Net change in unrealized appreciation (depreciation) on:
Investments	4,414,556
Futures contracts	41,967
Net unrealized appreciation (depreciation)	4,456,523

Net Realized and Unrealized Gain (Loss)	4,422,623

Net Increase (Decrease) in Net Assets from Operations	$5,181,052

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Operations
Net investment Income (loss)	$758,429	$2,022,454
Net realized gain (loss) on investments and futures contracts	(33,900)	1,865,772
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,456,523	(590,732)
Net Increase (Decrease) in Net Assets from Operations	5,181,052	3,297,494

Distributions to shareholders
From distributable earnings	(2,750,125)	(5,856,604)
Net Change in Net Assets from distributions to Investors	(2,750,125)	(5,856,604)

Capital Share Transactions
Shares issued	4,258,328	4,770,786
Reinvested distributions	911,400	1,680,186
Shares repurchased	(4,262,146)	(11,799,932)
Net Change in Net Assets from Capital Transactions	907,582	(5,348,960)

Total Increase (Decrease)	3,338,509	(7,908,070)

Net Assets
Beginning of year	75,024,415	82,932,485
End of year	$78,362,924	$75,024,415

Share Activity
Shares sold	430,012	480,872
Shares reinvested	94,612	174,004
Shares repurchased	(430,449)	(1,214,930)
Net increase (decrease) in shares	94,175	(560,054)

Shares outstanding
Beginning of year	7,816,397	8,376,451
End of year	7,910,572	7,816,397

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Statement of Cash Flows

For the Six Months Ended December 31, 2025 (Unaudited)

Cash flows provided by (used in) operating activities:
Net Increase in Net Assets from Operations	$5,181,052
Adjustments to reconcile Net Increase in Net Assets from
Operations to net cash used in operating activities:
Net realized gain from investments	(168,831)
Net change in unrealized appreciation/(depreciation) on investments	(4,456,523)
Purchases of investments	(9,371,351)
Sales of investments	8,796,386
Change in short-term investments, net	(1,542,058)
Increase/(Decrease) in assets:
Receivable for investments sold	(5,062,105)
Investment Funds purchased in advance	52,000
Dividends receivable	(105,363)
Interest receivable	12,932
Prepaid and other assets	8,228
Increase/(Decrease) in liabilities:
Interest on secured revolving credit facility	50,592
Investments purchased	475,000
Investment Advisory fees	(211,597)
Accounting and administration fees	(30,486)
Audit fees	7,951
Legal fees	750
Transfer agency fees	(4,000)
Custody fees	148
Other accrued expenses	2,500
Net Cash provided by Operating Activities	(6,364,775)

Cash flows provided by (used in) financing activities:
Proceeds from Shares issued	4,233,647
Payments for Shares repurchased	(4,060,818)
Distributions to shareholders, net of reinvestments	(1,838,725)
Proceeds from secured revolving credit facility	11,000,000
Payments on secured revolving credit facility	(3,013,120)
Net Cash provided by (used in) Financing Activities	6,320,984

Net change in cash	(43,791)

Cash
Cash, beginning of period	694,476
Cash at end of period	$650,685

Non cash financing activities not included herein consist of $911,400 of reinvested dividends.

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Financial Highlights

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period March 14, 2023* through June 30, 2023
Net Asset Value, Beginning of Period	$9.60		$9.90	$10.02	$10.00
Income from investment operations:
Net investment gain (loss) (1)	0.10		0.25	0.42	0.20
Net realized and unrealized gain (loss) on investments	0.55		0.15	0.27	0.06
Total from investment operations:	0.65		0.40	0.69	0.26

Less Distributions to Investors from:
Net investment income	(0.34)		(0.69)	(0.81)	(0.20)
Return of capital	—		—	—	(0.04)
Realized capital gain	—		(0.01)	—	—
Total Distribution	(0.34)		(0.70)	(0.81)	(0.24)

Net Asset Value, End of Period	$9.91		$9.60	$9.90	$10.02

Total Return	6.91	%(2)	4.14%	7.22%	8.70	%(2)

Net assets, end of period (in thousands)	$78,363		$75,024	$82,932	$68,508

Net investment gain (loss) to average net assets (4)	2.57	%(3)	2.51%	4.26%	6.61	%(3)
Net investment gain (loss) to average net assets (including excise tax expense and interest expense) (4)	1.93	%(3)	2.51%	4.26%	6.61	%(3)
Ratio of net expenses to average net assets (4)(5)	1.43	%(3)	1.32%	1.48%	1.41%
Ratio of net expenses to average net assets (including excise tax expense and interest expense) (4)(5)	2.07	%(3)	1.32%	1.48%	1.41	%(3)

Portfolio turnover rate	11.24	%(2)	19.33%	25.30%	5.69	%(2)

Senior Securities
Total Amount Outstanding
Secured Revolving Credit Facility	$7,986,880		$—	$—	$—
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility	10,811.46		—	—	—

*	Commencement of Operations
(1)	Based on average shares outstanding for the period.
(2)	Not annualized.
(3)	Annualized.
(4)	These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Schedule of Investments.
(5)	Effective August 1, 2025, the Adviser increased its management fee from 0.65% to 0.85% and will continue to waive 0.25% of the management fee until January 31, 2026.

See accompanying notes to financial statements.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements

December 31, 2025 (Unaudited)

(1)	Organization

Emery Partners Income Credit Strategies Fund (formerly known as, SKK Access Income Fund) (the “Fund”) was organized as a Delaware limited partnership on October 20, 2020 and converted to a Delaware statutory trust on March 14, 2023. The Fund operates as a non-diversified, closed-end management investment company that offers its shares to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the “Securities Act”). Shares will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act and analogous exemptions under state securities laws. On July 25, 2025, Fund shareholders approved the transfer of the investment management of the Fund from Shepherd Kaplan Krochuk, LLC to Emery Partners LLC (“Emery”) and Emery commenced serving as the Fund’s investment adviser (the “Adviser”) on August 1, 2025. The Fund’s Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest of the Fund (“Shares”), each of which represents an equal proportionate interest in the Fund with each other Share. Currently, the Fund offers one class of Shares. The Declaration of Trust provides that the Board may create additional classes of Shares. The primary investment objective of the Fund is to seek to provide current income and, secondarily, long-term capital appreciation. The investment objective of the Fund is non- fundamental and, therefore, may be changed without the approval of the shareholders of the Fund (the “Shareholders”).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Fund’s investment adviser to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Fund’s investment adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

(a)	Portfolio Valuation

The Board of Trustees (the “Board”) of the Fund has adopted pricing and valuation procedures (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with GAAP as required by the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform the fair valuation determinations for investments held by the Fund. In performing these determinations, the Valuation Designee utilizes a Valuation Committee comprised of individuals assigned by the Fund’s investment adviser. The Valuation Designee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In addition, the Fund may engage an independent third-party valuation specialist to assist in valuing such securities in certain circumstances where a market price is not readily available.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

Public Investments are generally valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange traded instruments utilizing a range of market-based inputs and assumptions, including market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. Debt instruments are typically valued based on such market quotations. In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations. Short-term debt securities, which have a maturity date of 60 days or less, and of sufficient credit quality, are valued at amortized cost.

Underlying private investments are valued based on the Valuation Designee’s assessment and valuation determination of the underlying private investments. These underlying private investments generally will be valued using the “practical expedient,” in accordance with ASC 820, based on the valuation provided to the Valuation Designee by the underlying private investments, provided that such values will be adjusted for any other relevant information available at the time, including capital activity and material events. Otherwise, the Valuation Designee will determine fair value under the ASC 820 hierarchy using its own proprietary valuation methodology (level 3). See Note 4 below for more information on valuation and ASC 820.

In pricing certain instruments, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer or market activity provided by the Fund’s investment adviser.

(b)	Investment Transactions

Investment transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses are calculated on a specific identified cost basis.

(c)	Income Recognition

The Fund recognizes income from underlying private investments based upon distributions from such investments. Distributions reflect underlying investment income recognized as earned. The Fund recognizes income on the accrual methodology for public investments. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date.

(d)	Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each NAV period. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

(e)	Income Taxes

The Fund has and intends to continue to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund will file tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

At December 31, 2025, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments for tax purposes	$	xx

Gross tax unrealized appreciation		xx
Gross tax unrealized (depreciation)		(xx	)
Net tax unrealized appreciation / (depreciation) on investments	$	(xx	)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$343,696
Undistributed long-term capital gains	—
Accumulated capital and other losses	(188,407)
Unrealized appreciation (depreciation) on investments	(3,006,110)
Unrealized appreciation (depreciation) on futures	(120,454)
Total distributable earnings	$(2,971,275)

(f)	Distribution of Income and Gains

Income distributions and capital gain distributions are determined in accordance with the Fund’s distribution policies and income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP. If the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify Shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Final determination of a distribution’s tax character will be provided to Shareholders when such information is available. Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$5,856,604	$6,792,438
Return of Capital	—	—
Total distributions paid	$5,856,604	$6,792,438

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total accumulated deficit as follows:

Increase (Decrease)
Paid-in Capital	Total Accumulated Deficit
$228,081	$(228,081)

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), participation in the DRIP is not automatic. Shareholders must affirmatively elect on a Subscription Agreement to participate in the DRIP. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Under the DRIP, the Fund’s distributions to Shareholders are reinvested in full and fractional shares.

(g)	Repurchase Offers

The Fund, from time to time, may provide liquidity to Shareholders by offering to repurchase Shares pursuant to written tenders by Shareholders (“Repurchase Offers”). Repurchase Offers will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the Repurchase Offer, which will precede the date that the Shares to be repurchased are valued by the Fund. Shareholders that elect to tender their Shares in the Fund will not know the price at which such Shares will be repurchased until such valuation date.

The Fund’s investment adviser will recommend to the Board (subject to the Board’s discretion) that the Fund offer to repurchase Shares from Shareholders generally on a semi-annual basis. The Fund’s investment adviser expects that, generally, it will recommend to the Board that each semi-annual Repurchase Offer should apply to no more than 5% of the net assets of the Fund, although the Fund’s investment adviser may recommend that a greater or lesser amount be repurchased at their discretion. The Fund’s investment adviser also may recommend that the Board approve repurchases of Fund Shares more frequently than semi-annually.

The results of the repurchase offers conducted for the six months ended December 31, 2025 are as follows:

Commencement Date	Repurchase Request Deadline	Net Asset Value as of Repurchase Offer Date	Shares Repurchased	Amount Repurchased
September 4, 2025	October 1, 2025	$9.91	418,836	$4,150,665

(h)	Purchase Offers

The Fund may accept direct orders for initial and additional purchase of shares. Good order purchases are effective as of the first business day of each calendar quarter.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

(i)	Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, management expects the risk of loss to be remote.

(j)	Borrowing, Use of Leverage

On June 26, 2025, the Fund entered into a secured revolving credit facility (the “Facility”), with Avidbank Holdings, Inc. (the “Lender”). The Facility provides for borrowings on a committed basis in an aggregate principal amount up to $10,000,000. The Facility matures on June 5, 2026. In connection with the Facility, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including but not limited to: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; (iii) a change of control of the Fund; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lender may declare the outstanding advances and all other obligations under the Facility immediately due and payable. From the inception of the Facility through December 31, 2025, the average balance outstanding, maximum borrowing amount, interest rate at period end and weighted average interest rate were $4,117,572, $7,986,880, 6.75%, and 7.18%, respectively. The interest expense during the year ended December 31, 2025 was $111,346.

(3)	Agreements

The Fund was party to an investment advisory agreement with the Adviser beginning on August 1, 2025, and the Fund’s investment advisory agreement with Shepherd Kaplan Krochuk, LLC (the former investment adviser to the Fund) ended on July 31, 2025. The Fund pays the Adviser a Management Fee, accrued daily and payable monthly, at the annual rate of 0.85% of the average daily Managed Assets of the Fund. “Managed Assets” includes the value of all securities, loans and the amount of any leverage (portfolio or structural) the Fund may have, minus operating expenses of the Fund. Effective August 1, 2025, the Adviser contractually agreed to continue to waive 0.25% of the Management Fee for the Fund until January 31, 2026. For the six months ended December 31, 2025, the Fund incurred a Management Fee of $239,887, which includes $82,441 in Management Fees waived.

UMB Fund Services, Inc. (or its designee) (“Fund Administrator”) serves as the Fund’s administrator, fund accountant, and transfer agent and performs certain administration, accounting, and investor services for the Fund. In consideration for these services, the Fund pays the Fund Administrator a fee based on the average net assets of the Fund (subject to certain minimums) and will reimburse the Fund Administrator for out-of-pocket expenses.

Fifth Third Bank, National Association, serves as the Fund’s custodian.

CCO Technology, LLC d/b/a Joot (“Joot”) provides compliance consulting services, including an external Chief Compliance Officer role. Under a compliance consulting agreement, Joot is paid a fixed monthly fee for its services.

(4)	Fair Value of Investments

Investments will be carried at fair value. The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●

Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data

●

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available given the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Valuation Procedures provide that the Fund will value its investments in Private Markets Investment Funds and direct private equity investments at fair value. The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Fund’s interest in such investments as provided by the relevant Private Markets Investment Fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Private Markets Investment Fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Fund’s Valuation Procedures will be the valuations provided by the Private Markets Investment Fund managers. Specifically, the value of the Fund’s investment in Private Markets Investment Funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Fund’s investment adviser by the Private Markets Investment Fund in accordance with the Private Markets Investment Fund’s own valuation policies. Generally, Private Markets Investment Fund managers value investments of their Private Markets Investment Funds at their market price if market quotations are readily available. In the absence of observable market prices, Private Markets Investment Fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by Private Markets Investment Fund managers is then based on the best information available in the circumstances and may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

The actual returns realized by a Private Markets Investment Fund on the disposition of its investments, and thus the returns realized by the Fund on its investment in such Private Markets Investment Fund, will depend on, among other factors, future operating results, the value of the assets and market conditions at the time of disposition, any related transaction costs and the timing and manner of sale, all of which may differ from the assumptions on which the Private Markets Investment Fund manager’s valuations are based. The Fund’s investment adviser and the Fund have no oversight or control over the implementation of a Private Markets Investment Fund manager’s valuation process.

In reviewing the valuations provided by Private Markets Investment Fund managers, the Valuation Procedures require the consideration of all relevant information reasonably available at the time the Fund values its portfolio. The Fund’s investment adviser will consider such information and may conclude in certain circumstances that the information provided by the Private Markets Investment Fund manager does not represent the fair value of a particular Private Markets Investment Fund or direct private equity.

In accordance with the Valuation Procedures, the Fund’s investment adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such interests based on the net asset value reported by the relevant Private Markets Investment Fund manager, or whether to adjust such value to reflect a premium or discount to such NAV. Any such decision will be made in good faith, and subject to the review and supervision of the Board.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	Level 1	Level 2	Level 3	Investments Valued at NAV(c)	Total
Assets
Investments
Private Financing	$—	$—	$16,134,891	$—	$16,134,891
Private Funds	—	—	—	63,799,574	63,799,574
Short-Term Investments (b)	3,373,292	—	—	—	3,373,292
Total Investments	$3,373,292	$—	$16,134,891	$63,799,574	$83,307,757

Other Financial Instruments(d)
Futures Contracts	$(78,487)	$—	$—	$—	$(78,487)

(a)	As of the six months ended December 31, 2025, the Fund held 5 security that were considered to be a “Level 3” security (those valued using significant unobservable inputs).
(b)	All money market funds held in the Fund are Level 1 securities. For a detailed break-out of security by industry, please refer to the Schedule of Investments.
(c)	The Fund’s investments in underlying funds are measured using NAV as a practical expedient and not categorized within the fair value hierarchy.
(d)	Other financial instruments are derivative instruments, such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Private Financing
Balance as of July 1, 2025	$7,374,257
Purchases	8,687,750
Sales	(58,738)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	131,622
Transfers in	—
Transfers out	—
Balance as of December 31, 2025	$16,134,891

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Investments	Fair Value		Valuation Technique(s)	Unobservable Inputs	Range of Input
BISEF Loan Participation - NexGen, Revolver, 11.94%, SOFR+8.25%, 1/23/29	1,941,262		Other	Estimated Collection Probability	100%
Brevet IDF Offshore – NAV Loan, Term Loan, 15.00%, 10/31/26	1,725,000		Other	Estimated Collection Probability	100%
KCS1 Loan Participation - Batchfire, Term Loan, 15.00%, 10/14/26	3,000,000		Other	Estimated Collection Probability	100%
KCS1 Loan Participation - PPD, Term Loan, 16.00%, 4/24/29	2,000,000		Other	Estimated Collection Probability	100%
Oceana Australian Fixed Income Trust, Class B Notes, 12.25%, 9/27/28	7,468,629	(a)	Other	Estimated Collection Probability	100%

(a)	The investment is denominated in Australian Dollars (AUD). As such, the valuation reflects the cost of the security converted from AUD to US Dollars, which results in fluctuations in the Fair Value.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

The following is the fair value measurement of investments that are measured at the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock- up Period	Fund Term
BasePoint Income Solutions Evergreen Fund, L.P.	Private Funds	$5,109,339	$5,588,086	$—	Quarterly	Withdrawals are permitted quarterly, subject to a 2-year lockup period. Withdrawal notification is 90 days	Indefinite
Brevet Direct Lending - Short Duration Fund, L.P.	Private Funds	1,894,972	1,949,118	—	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year “soft” lockup period. Withdrawal notification is 90 days	Indefinite
Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class)	Private Funds	2,061,021	2,658,500	—	Semi-Annual	Withdrawals are permitted semi-annually, subject to a 2-year lockup period. Withdrawal notification is 90 days	Indefinite
Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class)	Private Funds	2,618,389	2,325,805	—	None	None	Indefinite
Brevet Direct Lending - Short Duration Fund, L.P. (V, X, & S2 V.II)	Private Funds	396,446	483,980	—	None	None	Indefinite
Brevet Direct Lending - Short Duration Fund, L.P. (V.II, X, & S2 V.II)	Private Funds	262,909	334,184	—	None	None	Indefinite
Evolution Credit Partners Trade Finance, L.P.	Private Funds	2,500,000	2,423,232	—	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year lockup period. Withdrawal notification is 90 days	Indefinite
Orthogon Partners III, L.P.	Private Funds	2,100,983	1,215,947	970,059	None	None	7 years following the initial close with subject to two one-year extensions
Piratella HM-RPA, LLC	Private Funds	11,581,210	14,975,797	—	None	None	Indefinite
Siguler Guff Brazil Special Situations Fund III, LP	Private Funds	1,504,600	1,931,896	2,572,000	None	None	8 years following the final close with subject to two one-year extensions
SP Credit Fund, LP - Series C-AIF	Private Funds	11,099,607	12,745,006	—	Annually	Withdrawals are permitted annually, subject to a 2-year lock up period with a 33.33% investor level gate applied.	Indefinite

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock- up Period	Fund Term
Sundance Debt Partners, LLC	Private Funds	$4,000,000	$4,000,000	$—	Quarterly	Withdrawals are permitted quarterly, subject to a 2-year lockup period. Withdrawals are processed via tender process.	Indefinite
Treville Credit Fund, LP	Private Funds	8,176,762	7,478,704	—	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year “soft” lockup period. Withdrawal notification is 90 days	Indefinite
VICOF II Feeder, L.P.	Private Funds	3,265,156	4,168,327	0	None	None	8 years following the final close with subject to two one-year extensions
YieldPoint Stable Value Fund, L.P. - Founders Series B Interests	Private Funds	1,353,795	1,414,950	—	Quarterly	No lock-up. Withdrawals are permitted quarterly with 45 days’ notice	Indefinite
YieldPoint Stable Value Fund, L.P. - SP-1 Series B1.5	Private Funds	132,118	106,042	—	None	None	Indefinite
Total		$58,057,307	$63,799,574	$3,542,059

(5)	Derivative Transactions

The Fund may buy or sell futures to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Fund may invest in futures in this way to achieve a desired portfolio exposure. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker) and are recorded within Deposit with Brokers on the Statement of Assets and Liabilities. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a monthly basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the fund’s Statement of Operations.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statement of Assets and Liabilities as of December 31, 2025, for the Fund was as follows:

		Fair Value
Type of Derivative	Commodity Risk	Asset Derivatives	Liability Derivatives	Average Quarterly Notional Value During the Six Months Ended December 31, 2025 (a)
Future Contracts	Unrealized appreciation/depreciation of open future contracts	$—	$78,487	$(9,852,625)

(a)

The Fund considers the average quarterly notional amounts during the year, categorized by primary underlying risk, to be representative of its derivate activities for the six months ended December 31, 2025.

Emery Partners Income Credit Strategies Fund

Notes to Financial Statements
December 31, 2025 (Unaudited) (Continued)

For the six months ended December 31, 2025, financial derivative instruments had the following effect on the Statement of Operations for the Fund:

Type of Derivative	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Future Contracts	$(202,731)	$41,967
Total	$(202,731)	$41,967

(6)	Investment Transactions and Associated Risks

For the six months ended December 31, 2025, purchases and sales of investments, excluding short-term investments and futures contracts, were $9,371,351 and $8,796,386, respectively.

Associated Risks - The Fund’s investments expose it to various risks. For further information on the Fund’s risks, please refer to the Fund’s prospectus and statement of additional information.

(7)	Risks and Uncertainties

Investment in the Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that the Fund will achieve its investment objective, and investment results may vary substantially from year to year.

Investor Eligibility and Restrictions on Transferability and Resale - Shares will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act and analogous exemptions under state securities laws. Investment in the Fund may be made only by entities that are “accredited investors” within the meaning of Regulation D under the Securities Act. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Securities Act and applicable state securities laws, pursuant to registration or exemption therefrom and subject to the restrictions described in the Fund’s prospectus. Shares will not be listed on a public exchange. An investment in the Fund may not be suitable for investors who may need the money they invest in a specified timeframe.

Sector Risk - To the extent the Fund focuses its investments, from time to time, in a particular sector, the Fund will be subject to a greater degree to the risks specific to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector to a greater extent than if the Fund’s investments were diversified across different sectors.

Market Disruption and Geopolitical Events - Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

(8)	Subsequent Events

Effective as of February 5, 2026, interests in the Fund are also registered under the Securities Act and the Fund commenced calculating its net asset value (NAV) daily. Notwithstanding the foregoing, management has determined that no events or transactions occurred requiring adjustment in the financial statements.

Emery Partners Income Credit Strategies Fund

Supplemental Information

December 31, 2025 (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 711- 9164 and on the SEC website www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling (800) 711- 9164, on the SEC’s website www.sec.gov.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N- PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISER

Emery Partners, LLC
53 State Street, 23rd Floor
Boston, MA 02109

LEGAL COUNSEL

Practus, LLP
11300 Tomahawk Creek Pkwy, Ste 310
Leawood, KS 66211

ADMINISTRATOR, ACCOUNTANT, AND TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

CUSTODIAN

Fifth Third Bank, N.A.
38 Fountain Square Plaza
Cincinnati, OH 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Investments in securities in unaffiliated issuers are included as part of the financial statements filed under Item 1.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.

(b)	None.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emery Partners Income Credit Strategies Fund

By:	/s/ Richard Blair
Richard Blair
President

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Blair
Richard Blair
President (Principal Executive Officer)

Date: March 6, 2026

By:	/s/ John Bosco
John Bosco
Treasurer (Principal Financial Officer)

Date: March 6, 2026